Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents	$ 4,553	$ 4,253	$ 3,408
Money market paper in financial assets at fair value not held for trading	6,345	6,048	1,066
Money market paper in other financial assets measured at amortized cost	295	6,459	141
Money market paper in financial assets at fair value held for trading	$ 29	$ 2	$ 20